Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	(1.01%)	1.29%
Rate of Devaluation (Appreciation) Against U.S. Dollar	14.04%	(4.41%)
Rate of Exchange of U.S. Dollar	3.98	3.49
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	1.20%	1.55%
Rate of Devaluation (Appreciation) Against U.S. Dollar	14.41%	8.84%
Rate of Exchange of U.S. Dollar	1.27	1.11